Accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Customers	R$ 579,498	R$ 522,117
Dividends and interest receivable on equity capital - Funds	31,779	82,545
Other	133,820	28,011
Expected credit losses on accounts receivable (Note 14)	(63,907)	(34,786)
Total	R$ 681,190	R$ 597,887